Leases - Lease Maturity Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
2023	$ 11
2024	9
2025	8
2026	8
2027	7
After 2028	71
Total lease payments	114
Less: Interest	56
Present value of lease liabilities	58
Finance Leases
2023	2
2024	1
2025	1
2026	1
2027	1
After 2028	2
Total lease payments	8
Less: Interest	1
Present value of lease liabilities	7	$ 8
Total
2023	13
2024	10
2025	9
2026	9
2027	8
After 2028	73
Total lease payments	122
Less: Interest	57
Present value of lease liabilities	65
Discontinued Operations, Held-for-sale | Iron Oxide Business
Total
Operating lease liabilities	$ 40